N-2	Nov. 26, 2025
Cover [Abstract]
Entity Central Index Key	0001560916
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-22763
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	25
Entity Registrant Name	CPG CARLYLE COMMITMENTS FUND, LLC
Entity Address, Address Line One	660 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10103
City Area Code	212
Local Phone Number	317-9222
Approximate Date of Commencement of Proposed Sale to Public	Nov. 26, 2025
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	660 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10103
Contact Personnel Name	Alex Lee